Subsequent Events	1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Subsequent Events
Subsequent Events
4. Subsequent Events The Company has evaluated all subsequent events through the date the balance sheet was issued, and no additional matters have come to its attention.

17. Subsequent Events

        On October 14, 2011, the Company paid a dividend of $0.15 per common share of beneficial interest to shareholders of record at September 30, 2011.

        On October 21, 2011, the Company, through wholly-owned subsidiaries, entered into five separate first mortgage non-recourse loans, which resulted in aggregate proceeds to the Company $142.0 million. Each loan is collateralized by a hotel property. The mortgage loans have an initial term of three years and bear interest at LIBOR plus 3.60%. The Company utilized $140.0 million of the proceeds from these new loans to fully repay the Company's unsecured term loan (See Note 6).

        On October 27, 2011, the Company, through wholly-owned subsidiaries, acquired a 100% interest in the 176-room Courtyard Charleston Historic District for a purchase price of approximately $42.0 million. The hotel is located in Charleston, South Carolina. Noble Management Group was engaged to manage the hotel.

        In November, 2011, the Company elected to cease the subsidization of debt service on the mortgage loans secured by the Courtyard Goshen and Springhill Suites Southfield. As of September 30, 2011, the principal balance outstanding was $5.6 million and $5.0 million, respectively. The loans mature in July 2016 and May 2015, respectively. The Company will work with the lenders to negotiate a deed in lieu of foreclosure process.

18. Subsequent Events

        On January 5, 2011, RLJ Fund III issued a capital call notice to partners, calling an aggregate contribution of approximately $67.9 million, including approximately $2.5 million of advisory fees payable to the General Partner.

        On January 11, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 221-room Embassy Suites Columbus hotel for a purchase price of approximately $9.6 million. The hotel is located in Columbus, Ohio. Crescent Hotels and Resorts was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 12, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 300-room Renaissance Pittsburgh Hotel for a purchase price of approximately $47.3 million. The hotel is located in Pittsburgh, Pennsylvania. Sage Hospitality was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 14, 2011, RLJ Fund III entered into a $140 million unsecured term loan. RLJ Fund III has agreed to maintain an unencumbered asset pool of ten hotel properties during the term of the credit facility. The credit facility has an original maturity date of September 30, 2011, with two six-month extension options, and bears interest at LIBOR plus 4.25%, with a LIBOR floor of 1.00%.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 181-room Courtyard Atlanta Buckhead hotel for a purchase price of approximately $27.0 million. The hotel is located in Atlanta, Georgia. Noble Management Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 152-room Doubletree Hotel Columbia for a purchase price of approximately $10.5 million. The hotel is located in Columbia, Maryland. Urgo Hotels was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 238-room Denver Airport Marriott at Gateway Park hotel for a purchase price of approximately $46.0 million. The hotel is located in Denver, Colorado. Sage Hospitality was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 18, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 219-room Crowne Plaza Hotel West Palm Beach for a purchase price of approximately $16.0 million. The hotel is located in West Palm Beach, Florida. Windsor Capital Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 24, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 175-room Wyndham Raleigh Durham-Research Triangle Park hotel for a purchase price of approximately $7.0 million. The hotel is located in Durham, North Carolina. Noble Management Group was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On January 24, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 198-room Wyndham Pittsburgh hotel for a purchase price of approximately $21.3 million. The hotel is located in Pittsburgh, Pennsylvania. Urgo Hotels was engaged to manage the hotel. The acquisition was financed by capital contributions.

        On March 14, 2011, RLJ Fund III, through wholly-owned subsidiaries, acquired a 100% interest in the 176-room Hampton Inn Houston—Near the Galleria for a purchase price of approximately $20.3 million. The hotel is located in Houston, Texas. Interstate Management Company was engaged to manage the hotel. The acquisition was financed by capital contributions.

        The following unaudited pro forma financial information presents the results of operations as if the 2011 acquisitions had taken place on the latter of January 1, 2010 or the opening date of the hotel. The pro forma results have been prepared for comparative purposes only and are not necessarily indicative of what actual results of operations would have been had the acquisitions taken place on January 1, 2010.

For the Year Ended December 31, 2010
Revenue	$620,991
Net income (loss)	(15,491)

        The preliminary allocation of purchase price for the hotel properties acquired was as follows:

December 31, 2010
Land and land improvements	$31,846
Buildings and improvements	189,385
Furniture, fixtures and equipment	25,080
Intangibles	559

Allocated purchase price	$246,870

        The Company has evaluated all subsequent events through the date the financial statements were issued, and no additional matters have come to our attention.